Marketable securities and other securities investments (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Available-for-sale Securities, Fair Value to Amortized Cost Basis
Equity securities, cost	¥ 7,323	¥ 7,630
Equity securities, gross unrealized gains	5,958	11,423
Equity securities, gross unrealized losses	54
Equity securities, fair value	13,227	19,053
Debt securities, cost	281	330
Debt securities, fair value	281	330
Held -to-maturity
Cost	8,505	8,360
Gross unrealized gains	5,967	11,425
Gross unrealized losses	54
Fair value	14,418	19,785
Securities not practicable to estimate fair value, cost	1,595	1,733
Japanese government debt securities
Held -to-maturity
Held-to-maturity Securities, Total	901	400
Held-to-maturity securities, gross unrealized gains	9	2
Held-to-maturity securities, fair value	¥ 910	¥ 402